(Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of continuing involvement in derecognised financial assets [line items]
Termination notice of accounts receivable securitization program		12 months
Recognised other long-term debt relating to financing program	$ 68,000,000
Utilisation rate on other long-term debt within securitization program		0.00%
Securitisations
Disclosure of continuing involvement in derecognised financial assets [line items]
Amount available to be drawn under program		$ 125,000,000
Recognised trade accounts receivable transferred	110,000,000	123,000,000
Recognised other long-term debt relating to financing program	$ 68,000,000	$ 0
Minimum
Disclosure of continuing involvement in derecognised financial assets [line items]
Utilisation rate on other long-term debt within securitization program	1.60%
Maximum
Disclosure of continuing involvement in derecognised financial assets [line items]
Utilisation rate on other long-term debt within securitization program	4.10%